Document and Entity Information	Jun. 27, 2023
Cover [Abstract]
Document Type	N-2/A
Securities Act File Number	333-272674
Entity Registrant Name	Golub Capital Private Credit Fund
Entity Address, State or Province	NY
Entity Address, Address Line One	200 Park Avenue, 25th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001930087
Amendment Flag	false